Deposits (Tables)	12 Months Ended
Dec. 31, 2015
Time Deposits [Abstract]
Scheduled Maturities of Time Deposits
The scheduled maturities of time deposits at December 31, 2015 and 2014 were as follows.

	2015		2014
	Time Deposits Less than $100	Time Deposits $100 or More	Time Deposits Less than $100	Time Deposits $100 or More
(in thousands)
Maturity of:
3 months or less	$47,188	$47,607	$45,072	$39,112
3 months - 6 months	80,000	57,418	55,263	42,553
6 months - 12 months	98,889	75,991	59,226	64,662
1 year - 2 years	63,783	56,582	120,247	86,229
2 years - 3 years	18,616	44,568	33,529	26,923
3 years - 4 years	27,196	21,903	12,471	22,199
4 years - 5 years	7,168	4,866	15,813	11,948
Over 5 years	191	392	1,173	720
	$343,031	$309,327	$342,794	$294,346